Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	¥ (18,616)	$ (2,551)	¥ (21,377)
Reversal	1,742	239	2,312
Write-off			449
Balance at the end of the year	¥ (16,874)	$ (2,312)	¥ (18,616)